Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

May 27 , 2022

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention:  Jaea Hahn

RE:	Ivy Funds (the “Registrant”)
File Nos. 811-06569; 033-45961

Dear Ms. Hahn:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 192 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purposes of: (i) changing the diversification status of the Registrant’s Delaware Ivy Global Equity Income Fund (the ”Fund”); (ii) amending the fundamental investment restriction related to industry concentration for the Fund; and (iii) changing the Fund’s name to Delaware Global Value Equity Fund.

The change in diversification status and amendment to the fundamental investment restriction related to industry concentration are being submitted to a vote of shareholders at a special shareholders meeting currently scheduled to be held on June 17, 2022.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and (ii) updating financial and certain other information.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statements of additional information relating to the Registrant’s other series of shares.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Earthen Johnson
Macquarie Investment Management
Bruce G. Leto